PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 934,128	R$ 668,481
Balance at the end of the year	789,519	934,128
Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,186,062	1,106,963
Interest on the asset limitation	85,200	100,967
Changes in the assets limitation, except interest	(168,457)	(21,868)
Balance at the end of the year	1,102,805	1,186,062
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(138,745)	68,368
Balance at the end of the year	(91,272)	(138,745)
Post-retirement pension plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,128,691	1,056,682
Interest on the asset limitation	80,954	96,306
Changes in the assets limitation, except interest	(128,320)	(24,297)
Balance at the end of the year	1,081,325	1,128,691
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,072,873	600,113
Balance at the end of the year	880,791	1,072,873
Post-retirement health plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	57,371	50,281
Interest on the asset limitation	4,246	4,661
Changes in the assets limitation, except interest	(40,137)	2,429
Balance at the end of the year	R$ 21,480	R$ 57,371